                             PACIFIC CAPITAL FUNDS
                  CLASS A AND CLASS B RETAIL SHARES PROSPECTUS

                          Supplement dated May 4, 2000
                      To Prospectus dated December 1, 1999

Capitalized terms not defined in this Supplement have the same meaning assigned to them in the Prospectus.

INVESTMENT ADVISER NAME CHANGE

The Investment Adviser is now referred to as "The Asset Management Group of Bank of Hawaii," a separately identifiable department of Pacific Century Trust, which is a division of the Bank of Hawaii. All references in the prospectus to Pacific Century Trust or Pacific Century are hereby revised and referred to as "The Asset Management Group."

BALANCED FUND PORTFOLIO MANAGERS

Janet E. Katakura has replaced David Todani as co-portfolio manager of the Balanced Fund. Ms. Katakura is Vice President, Team Leader and Manager of the Taxable Fixed Income Investment Team for The Asset Management Group. She joined The Asset Management Group as a portfolio manager in 1983.

                                                              12/99PCP0026/SUP03

                             PACIFIC CAPITAL FUNDS
                  CLASS A AND CLASS B RETAIL SHARES PROSPECTUS

                          Supplement dated May 4, 2000
                      To Prospectus dated December 1, 1999

Capitalized terms not defined in this Supplement have the same meaning assigned to them in the Prospectus.

The Board of Trustees of Pacific Capital Funds has approved the proposed reorganization of the Pacific Capital U.S. Treasury Securities Fund (the "Treasury Fund") into the Pacific Capital Diversified Fixed Income Fund (the "Diversified Fund"), subject to approval of the shareholders of the Treasury Fund. If the reorganization is approved, on the closing date shareholders of the Treasury Fund will receive shares of the same Class (A or Y) of the Diversified Fund with the same total value as their shares of the Treasury Fund. Further details will be provided in a combined proxy statement and prospectus that will be mailed on or about June 1, 2000. The Trust currently plans to hold the shareholder meeting on July 5, 2000, and to complete the reorganization as soon thereafter as is practicable.

                                                              12/99PCP0027/SUP02

                             PACIFIC CAPITAL FUNDS
                  CLASS A AND CLASS B RETAIL SHARES PROSPECTUS

                          Supplement dated May 4, 2000
                      To Prospectus dated December 1, 1999

Capitalized terms not defined in this Supplement have the same meaning assigned to them in the Prospectus.

INVESTMENT ADVISER NAME CHANGE

The Investment Adviser is now referred to as "The Asset Management Group of Bank of Hawaii," a separately identifiable department of Pacific Century Trust, which is a division of the Bank of Hawaii. All references in the prospectus to Pacific Century Trust or Pacific Century are hereby revised and referred to as "The Asset Management Group."

                                                              12/99PCP0027/SUP03

                             PACIFIC CAPITAL FUNDS
                   CLASS Y -- INSTITUTIONAL SHARES PROSPECTUS

                          Supplement dated May 4, 2000
                      To Prospectus dated December 1, 1999

Capitalized terms not defined in this Supplement have the same meaning assigned to them in the Prospectus.

The Board of Trustees of Pacific Capital Funds has approved the proposed reorganization of the Pacific Capital U.S. Treasury Securities Fund (the "Treasury Fund") into the Pacific Capital Diversified Fixed Income Fund (the "Diversified Fund"), subject to approval of the shareholders of the Treasury Fund. If the reorganization is approved, on the closing date shareholders of the Treasury Fund will receive shares of the same Class (A or Y) of the Diversified Fund with the same total value as their shares of the Treasury Fund. Further details will be provided in a combined proxy statement and prospectus that will be mailed on or about June 1, 2000. The Trust currently plans to hold the shareholder meeting on July 5, 2000, and to complete the reorganization as soon thereafter as is practicable.

                                                              12/99PCP0028/SUP02

                             PACIFIC CAPITAL FUNDS
                   CLASS Y -- INSTITUTIONAL SHARES PROSPECTUS

                          Supplement dated May 4, 2000
                      To Prospectus dated December 1, 1999

Capitalized terms not defined in this Supplement have the same meaning assigned to them in the Prospectus.

INVESTMENT ADVISER NAME CHANGE

The Investment Adviser is now referred to as "The Asset Management Group of Bank of Hawaii," a separately identifiable department of Pacific Century Trust, which is a division of the Bank of Hawaii. All references in the prospectus to Pacific Century Trust or Pacific Century are hereby revised and referred to as "The Asset Management Group."

BALANCED FUND PORTFOLIO MANAGERS

Janet E. Katakura has replaced David Todani as co-portfolio manager of the Balanced Fund. Ms. Katakura is Vice President, Team Leader and Manager of the Taxable Fixed Income Investment Team for The Asset Management Group. She joined The Asset Management Group as a portfolio manager in 1983.

                                                              12/99PCP0028/SUP03

                             PACIFIC CAPITAL FUNDS
                  CLASS A AND CLASS B RETAIL SHARES PROSPECTUS

                          Supplement dated May 4, 2000
                      To Prospectus dated December 1, 1999

Capitalized terms not defined in this Supplement have the same meaning assigned to them in the Prospectus.

INVESTMENT ADVISER NAME CHANGE

The Investment Adviser is now referred to as "The Asset Management Group of Bank of Hawaii," a separately identifiable department of Pacific Century Trust, which is a division of the Bank of Hawaii. All references in the prospectus to Pacific Century Trust or Pacific Century are hereby revised and referred to as "The Asset Management Group."

                                                              12/99PCP0029/SUP03

                             PACIFIC CAPITAL FUNDS
                      STATEMENT OF ADDITIONAL INFORMATION


                          Supplement dated May 4, 2000
         To Statement of Additional Information dated December 1, 1999


Capitalized terms not defined in this Supplement have the same meaning assigned to them in the Statement of Additional Information .





INVESTMENT ADVISER NAME CHANGE

         The Investment Adviser is now referred to as "The Asset Management Group of Bank of Hawaii," a separately identifiable department of Pacific Century Trust, which is a division of the Bank of Hawaii. All references in the Statement of Additional Information to Pacific Century Trust or Pacific Century are hereby revised and referred to as "The Asset Management Group."





                                                               12/99PCPSAI/SUP03